DEPOSITS BY CUSTOMERS (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 186,517	£ 185,775
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	184,833	184,060
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,684	1,715
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Capital amount guaranteed or protected	£ 127	£ 173